REAL ESTATE OWNED (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
REAL ESTATE OWNED
Schedule of activity in real estate owned

	Three Months Ended
	2015	2014
	(in thousands)
Beginning of year	$4,603	$3,379
Additions	3,029	141
Sales	(3,413)	(277)
(Additions) subtractions to valuation allowance, net	(26)	—
Recovery from sale in valuation allowance	26	13
End of period	$4,219	$ 3,256

	Twelve Months Ended
	2014	2013

Beginning of year	$3,378,958	$4,168,356
Additions	3,275,321	542,273
Sales	(1,992,132)	(1,475,565)
Additions to valuation allowance, net	(144,100)	(63,302)
Recovery from sale in valuation allowance	85,540	207,196

End of period	$4,603,587	$3,378,958

Schedule of activity in the valuation allowance
	Three Months Ended
	2015	2014
	(in thousands)
Beginning of year	$1,583	$1,524
Additions (subtractions) to valuation allowance, net	26	—
Recovery from sale	(26)	(13)
End of period	$1,583	$1,511

	2014	2013	2012

Beginning of year	$1,524,308	$1,668,202	$1,331,420
Additions to valuation allowance, net	144,100	63,302	990,570
Recovery from sale	(85,540)	(207,196)	(653,788)
End of year	$1,582,868	$1,524,308	$1,668,202

Schedule of expenses related to foreclosed assets

	Three Months Ended
	2015	2014
	(in thousands)
Net loss (gain) on sales	$39	$(46)
Additions (subtractions) to valuation allowance, net	26	—
Operating expenses (receipts), net of rental income	19	(2)
Repossession expenses, net	45	(2)
For the period	$84	$(48)

	2014	2013	2012

Net loss (gain) on sales	$(146,413)	$(43,213)	$179,873
Additions to valuation allowance, net	144,100	63,302	990,570
Operating expenses (receipts), net of rental income	226,450	203,503	745,194
Repossession expense, net	370,550	266,805	1,735,764

End of year	$224,137	$223,592	$1,915,637